Consolidated Statements of Cash Flows		12 Months Ended
	Aug. 01, 2019 USD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2020 USD ($)
Cash flow from operating activities
Net loss for the year	$ (4,712,789)	$ (428,334)	$ (4,024,536)
Items not affecting cash:
Depreciation and amortization	15,257	15,256	15,255
Share-based compensation	49,317	1,968,226	1,686
Interest expense		46,095	29,480
Adjustments for unrealised foreign exchange losses (gains)
Gain from government grant		3,691	(23,284)
Expensed share issue costs in public offering		1,793,527
Loan forgiveness		(127,030)
Loss on extinguishment of settlement of debt		201,138
Change in fair value of convertible debt	(342,357)		64,385
Change in fair value of warrants		(8,963,348)
Changes in non-cash working capital:
Amounts receivable	12,630	9,941	(22,515)
Prepaid expenses	111,573	(100,984)	(217,760)
Security deposits	140,806
Accounts payable and accrued liabilities	578,319	(2,165,829)	2,911,388
Net cash from operating activities	(4,147,244)	(7,747,651)	(1,265,901)
Cash flow from investing activities
Change in short-term investments	1,091,609
Net cash from investing activities	1,091,609
Cash flow from financing activities
Proceeds from private placement, net	2,420,286	24,695,195	1,151,601
Proceeds from public offering, net		26,927,142
Proceeds from exercise of warrants	113,960	13,705,685
Repayment of unsecured convertible loan		(309,645)	(388,733)
Proceeds from issuance of unsecured convertible loan		215,710
Proceeds from receipt of short-term loans	(95,678)		411,199
Repayment of short-term loans		(239,000)
Net cash from financing activities	2,438,568	64,995,087	1,174,067
Increase in cash	(617,067)	57,247,436	(91,834)
Effects of changes in foreign exchange	10,204		(43,951)
Cash, beginning of the year	763,897	21,249	157,034
Cash, end of the year	157,034	57,268,685	21,249
Significant non-cash transactions
Shares issued for settlement of debt		329,670
Forgiveness of government grant		$ 144,542